Income Taxes - Narrative (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Valuation Allowance [Line Items]
Valuation allowance	$ (14,834)
U.S. Federal
Valuation Allowance [Line Items]
Net operating loss carryforwards subject to expiration	2,607
State
Valuation Allowance [Line Items]
Net operating loss carryforwards subject to expiration	$ 2,607
LGM Enterprises, LLC
Valuation Allowance [Line Items]
Company Ownership	22.00%